Intangible Assets, Net (Details 1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets Net
2023 (remainder)	$ 242
2023	323	$ 323
2024	323	323
2025	323	323
2026	323	323
2027	323	323
Thereafter	45	368
Total estimated amortization expense	$ 1,902	$ 1,983